Business segment information (Tables)	12 Months Ended
Dec. 31, 2023
Business segment information
Schedule of information by business segment

	Exploration			Refining	Marketing
For the year ended December 31, 2023	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	6,561	12,086	27,337	101,203	89,909	32	–	237,128
Intersegment sales	42,595	14,789	4,126	36,581	631	206	(98,928)	–
Excise taxes	–	–	–	(841)	(17,342)	–	–	(18,183)
Revenues from sales	49,156	26,875	31,463	136,943	73,198	238	(98,928)	218,945
Operating expenses	(20,355)	(21,569)	(28,763)	(130,899)	(70,497)	(878)	98,928	(174,033)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,493)	(1,288)	(281)	(1,685)	(905)	(110)	—	(12,762)
Net income (loss) from equity affiliates and other items	(307)	2,194	(345)	(42)	2,208	(28)	—	3,680
Tax on net operating income	(10,095)	(810)	(394)	(938)	(1,246)	271	—	(13,212)
Adjustments(a)	(1,036)	(798)	(173)	(1,275)	1,300	(84)	—	(2,066)
Adjusted net operating income	10,942	6,200	1,853	4,654	1,458	(423)	—	24,684
Adjustments(a)								(2,066)
Net cost of net debt								(1,108)
Non-controlling interests								(126)
NET INCOME - TotalEnergies SHARE								21,384
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities since 2022 has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

	Exploration			Refining	Marketing
For the year ended December 31, 2023	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	12,378	3,410	5,497	2,149	1,273	153	–	24,860
Total divestments	5,118	290	661	196	2,132	9	–	8,406
Cash flow from operating activities	18,531	8,442	3,573	7,957	1,957	219	–	40,679

	Exploration			Refining	Marketing
For the year ended December 31, 2022	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	9,942	21,300	27,453	121,618	100,661	25	—	280,999
Intersegment sales	55,190	17,075	3,353	45,857	1,433	248	(123,156)	—
Excise taxes	—	—	—	(737)	(16,952)	—	—	(17,689)
Revenues from sales	65,132	38,375	30,806	166,738	85,142	273	(123,156)	263,310
Operating expenses	(24,521)	(29,982)	(29,217)	(156,897)	(81,746)	(1,329)	123,156	(200,536)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,115)	(1,208)	(194)	(1,533)	(1,033)	(138)	—	(12,221)
Net income (loss) from equity affiliates and other items	(9,943)	978	1,788	885	(20)	288	—	(6,024)
Tax on net operating income	(17,445)	(1,574)	(138)	(2,544)	(787)	281	—	(22,207)
Adjustments(a)	(12,371)	(4,580)	2,070	(653)	6	(362)	—	(15,890)
Adjusted net operating income	17,479	11,169	975	7,302	1,550	(263)	—	38,212
Adjustments(a)								(15,890)
Net cost of net debt								(1,278)
Non-controlling interests								(518)
NET INCOME - TotalEnergies SHARE								20,526
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities since 2022 has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

	Exploration			Refining	Marketing
For the year ended December 31, 2022	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	10,646	1,249	5,226	1,391	1,186	104	—	19,802
Total divestments	807	2,301	1,126	214	222	16	—	4,686
Cash flow from operating activities	27,654	9,604	66	8,663	3,124	(1,744)	—	47,367

	Exploration			Refining	Marketing
For the year ended December 31, 2021	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	7,246	14,903	15,801	87,600	80,288	25	—	205,863
Intersegment sales	34,896	6,862	1,325	27,637	451	254	(71,425)	—
Excise taxes	—	—	—	(1,108)	(20,121)	—	—	(21,229)
Revenues from sales	42,142	21,765	17,126	114,129	60,618	279	(71,425)	184,634
Operating expenses	(16,722)	(17,116)	(16,775)	(108,982)	(57,159)	(927)	71,425	(146,256)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,110)	(1,446)	(204)	(1,583)	(1,100)	(113)	—	(13,556)
Net income (loss) from equity affiliates and other items	(760)	2,935	(190)	518	108	45	—	2,656
Tax on net operating income	(7,506)	(600)	(2)	(1,068)	(738)	152	—	(9,762)
Adjustments(a)	(2,395)	(53)	(697)	1,105	111	(121)	—	(2,050)
Adjusted net operating income	10,439	5,591	652	1,909	1,618	(443)	—	19,766
Adjustments(a)								(2,050)
Net cost of net debt								(1,350)
Non-controlling interests								(334)
NET INCOME - TotalEnergies SHARE								16,032
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

	Exploration			Refining	Marketing
For the year ended December 31, 2021	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	7,276	2,351	3,990	1,638	1,242	92	—	16,589
Total divestments	894	1,059	291	348	319	22	—	2,933
Cash flow from operating activities	22,009	(2,765)	3,592	6,473	2,333	(1,232)	—	30,410

Schedule of detail of the adjustment items

Adjustments to net operating income

For the year ended December 31, 2023	Exploration &	Integrated	Integrated	Refining &	Marketing &
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	–	(586)	(108)	–	(694)
Effect of changes in fair value	–	(547)	559	–	–	–	12
Restructuring charges	–	–	(5)	(51)	–	–	(56)
Asset impairment and provisions charges	(926)	(124)	(773)	(359)	(115)	–	(2,297)
Gains (losses) on disposals of assets	431	–	–	–	1,616	–	2,047
Other items	(541)	(127)	46	(279)	(93)	(84)	(1,078)
TOTAL	(1,036)	(798)	(173)	(1,275)	1,300	(84)	(2,066)

Adjustments to net operating income

For the year ended December 31, 2022	Exploration &	Integrated	Integrated	Refining &	Marketing &
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	—	337	194	—	531
Effect of changes in fair value	—	340	798	—	—	—	1,138
Restructuring charges	—	—	(41)	—	(14)	—	(55)
Asset impairment and provisions charges(a)	(11,157)	(4,460)	(21)	—	(112)	(9)	(15,759)
Gains (losses) on disposals of assets	—	—	1,450	—	—	—	1,450
Other items	(1,214)	(460)	(116)	(990)	(62)	(353)	(3,195)
TOTAL	(12,371)	(4,580)	2,070	(653)	6	(362)	(15,890)

(a)	Of which $(14,756) million relate to the impairment and provisions charges on the assets of the Company in Russia.
(b)	Other items represented $(3.2) billion in 2022, consisting of $(1.7) billion related to windfall taxes levied by governments (European Solidarity Contribution, French Electricity Generation Infra-Marginal Income Contribution, effect on deferred tax of Energy Profits Levy in the United Kingdom), $(1) billion as a consequence of the conflict in Ukraine (grant of fuel discounts to French customers in the context of price increase, foreign exchange losses due to volatility in Russian ruble-U.S. dollar and euro exchange rates), and $(0.5) billion mainly related to provisions for onerous contracts.

Adjustments to net operating income

For the year ended December 31, 2021	Exploration &	Integrated	Integrated	Refining &	Marketing &
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	—	1,296	236	—	1,532
Effect of changes in fair value	—	254	(448)	—	—	—	(194)
Restructuring charges	(75)	(8)	(16)	(118)	(44)	(54)	(315)
Asset impairment and provisions charges	(518)	(291)	(41)	(42)	(40)	—	(932)
Gains (losses) on disposals of assets(a)	(1,726)	—	—	—	—	—	(1,726)
Other items	(76)	(8)	(192)	(31)	(41)	(67)	(415)
TOTAL	(2,395)	(53)	(697)	1,105	111	(121)	(2,050)

(a)	Of which $(1,379) million relate to the impact of the TotalEnergies’ interest sale of Petrocedeño to PDVSA.